Payables and Accrued Liabilities - Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 679	$ 1,087
Salaries, employment taxes and benefits	67	64
Accrued audit fees	186	216
PIP study payables	47	118
Accrued severance	306	427
Other accrued liabilities	371	236
Payables and accrued liabilities	$ 1,656	$ 2,148